The Victory Portfolios

Victory Munder Emerging Markets Small-Cap Fund

Supplement dated April 1, 2015

to the Prospectus dated October 10, 2014 (“Prospectus”)

This Prospectus is being revised to reflect a change in the name for the Fund.

1.              Effective April 1, 2015, the Fund’s name is changed to the:  Victory Trivalent Emerging Markets Small-Cap Fund

2.              The following paragraph replaces the information under the section “Investment Adviser” found on page 4 of the Prospectus:

Victory Capital Management Inc. serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day to day management of the Fund are members of the Adviser’s Trivalent Investments investment team (referred to as an investment franchise).

3.              The following paragraph is added after the first paragraph under the section “The Investment Adviser” found on page 11 of the Prospectus:

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Trivalent Investments is the investment franchise responsible for management of the Victory Trivalent Emerging Markets Small-Cap Fund.

If you wish to obtain more information, please call the Victory Funds at 800-438-5789.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VF-INT-PRO-SUPP1

The Victory Portfolios

Victory Munder International Small-Cap Fund

Supplement dated April 1, 2015

to the Prospectus dated October 10, 2014 (“Prospectus”)

This Prospectus is being revised to reflect a change in the name for the Fund.

1.              Effective April 1, 2015, the Fund’s name is changed to the:  Victory Trivalent International Small-Cap Fund

2.              The following paragraph replaces the information under the section “Investment Adviser” found on page 5 of the Prospectus:

Victory Capital Management Inc. serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day to day management of the Fund are members of the Adviser’s Trivalent Investments investment team (referred to as an investment franchise).

3.              The following paragraph is added after the first paragraph under the section “The Investment Adviser” found on page 12 of the Prospectus:

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Trivalent Investments is the investment franchise responsible for management of the Victory Trivalent International Small-Cap Fund.

If you wish to obtain more information, please call the Victory Funds at 800-438-5789.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VF-INT-PRO-SUPP1

The Victory Portfolios

Supplement dated April 1, 2015

to the Statement of Additional Information dated March 1, 2015

The Statement of Additional Information is being revised to reflect a change in the independent trustees of The Victory Portfolios.

1.              All references to Thomas P. Lemke as a trustee in the Statement of Additional Information are hereby deleted in their entirety.

If you wish to obtain more information, please call the Victory Funds at 800-438-5789.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

The Victory Portfolios

Supplement dated April 1, 2015

to the Statement of Additional Information dated October 10, 2014 as revised March 1, 2015

The Statement of Additional Information is being revised to reflect a change in the independent trustees of The Victory Portfolios.

1.              All references to Thomas P. Lemke as a trustee in the Statement of Additional Information are hereby deleted in their entirety.

If you wish to obtain more information, please call the Victory Funds at 800-438-5789.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.